CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ (2,555)	$ 125,935	$ 1,835,919	$ 2,086,083
Gain on marketable securities (net), and dividends held in Trust Account			(3,299,930)	(3,565,051)
Changes in operating assets and liabilities:
Prepaid expenses	(3,246)	115,187	(172,974)	(144,251)
Accounts payable	5,721	(127,072)	109,264	112,344
Accrued expenses		152,344	13,000
Due to related parties			(40,381)
Franchise tax payable		(49,950)	150,000	200,000
Income tax payable		(171,029)	591,258	88,057
Net cash provided by (used in) operating activities	(80)	45,415	(813,844)	(1,222,818)
Cash Flows from Investing Activities
Purchase of marketable securities held in Trust Account			(575,947,949)	(575,947,949)
Proceeds received from sales, redemptions and maturities of marketable securities held in Trust Account			346,951,000	579,513,000
Net cash provided by investing activities			(228,996,949)	3,565,051
Cash Flows from Financing Activities:
Proceeds received under loans from related parties	75,000		38,501	38,501
Repayment of amounts due to related parties			(113,501)	(153,882)
Proceeds from issuance of Class B common stock to anchor investors			2,313
Proceeds received from initial public offering, gross			230,000,000	230,000,000
Proceeds received from private placement			6,900,000	6,900,000
Proceeds received under PPP loan from Small Business Administration		41,666
Offering costs paid	(62,876)		(4,758,272)	(4,758,272)
Net cash provided by financing activities	37,124	41,666	232,069,041	232,028,660
Net increase in cash and cash equivalents	37,044	87,081	2,258,248	234,370,893
Cash - beginning of the period		234,407,937	37,044	37,044
Cash and restricted cash equivalents held in Trust Account - end of the period	37,044	234,495,018	2,295,292	234,407,937
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	22,100		100,000	50,000
Offering costs included in accounts payable	15,497
Offering costs included in loans from related parties	11,475
Prepaid and other expenses included in loans from related parties	28,906
Forfeiture of Class B common stock from Sponsor			58	58
Deferred underwriting commissions in connection with the initial public offering			8,050,000	8,050,000
Deferred legal fees in connection with the initial public offering	300,000		150,000	150,000
Reclassification of deferred offering costs to equity upon completion of the initial public offering			670,220	461,948
Value of common stock subject to possible redemption		$ 125,930	220,312,550	220,612,720
Supplemental cash flow disclosure:
Cash paid for income taxes			$ 77,257	709,257
Anchor Investors
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to anchor investors				$ 2,313
Sponsor
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to anchor investors	$ 25,000